EQUITY	6 Months Ended
Jun. 30, 2025
Equity
EQUITY

15.	EQUITY

(a)	Issued capital

	December 31,	June 30,
	2024	2025	2025
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Preferred shares authorized: June 30, 2025: 10,000,000, (December 31, 2024: 10,000,000) preferred shares, no par value

Preferred shares issued and fully issued paid: June 30, 2025: Nil, (December 31, 2024: Nil) preferred shares, no par value	—	—	—

Common shares authorized: June 30, 2025: 200,000,000, (December 31, 2024: 200,000,000) common shares, no par value

Common shares issued and fully paid:
June 30, 2025: 1,256,388 *, (December 31, 2024: 9,865,767) common shares, no par value	450,782	450,782	62,849

	Number of shares	Share capital
		CNY	US$

As of January 1, 2024	8,377,897	450,782	62,849

Issue of shares	1,487,870	—	—

As of December 31, 2024 and January 1, 2025	9,865,767	450,782	62,849

Effect of Eight-to-One Share Combination *	(8,609,379)	—	—

As of June 30, 2025	1,256,388	450,782	62,849

* The numbers of common shares above are before giving effect to the Share Combination which became effective on June 13, 2025. On June 13, 2025, the Company effected a share combination in which all of the Company's issued and outstanding ordinary shares were combined on an 8-to-1 basis. The basic and diluted earnings/(loss) per ordinary share has been retrospectively adjusted to reflect the impact of the share combination. All outstanding options, warrants and other rights to purchase the Company's common shares were adjusted proportionately as a result of the share combination.

(b)	Other capital reserve

Other capital reserves of the Company are mainly for equity-settled share-based compensation, the exercise of stock options, the exercise of warrants, the business combination and the deemed contribution from the Shareholder of the Company and related companies.